Net Earnings (Loss) Per Share (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Restricted Stock Units (RSUs) [Member]
Net Earnings (Loss) Per Share (Details) [Line Items]
Common stock excluded due to antidilutive effect	1,403,593	1,403,593	159,751
Public Sector Undertaking PSU [Member]
Net Earnings (Loss) Per Share (Details) [Line Items]
Common stock excluded due to antidilutive effect	1,113,242	1,113,242
Warrant [Member]
Net Earnings (Loss) Per Share (Details) [Line Items]
Common stock excluded due to antidilutive effect			15,303,946